Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 56
3 years	185
5 years	328
10 years	$ 744